Convertible Debt - Schedule of Convertible Debt Balance (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt A [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		$ 1,154,000
Less: discounts (issuance, redemptions)		(185,224)
Amortization of discounts		182,256
Carrying value		1,151,032
Less Related Party Portion		(100,000)
Convertible Notes – A		1,051,032
Debt B [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		5,154,000
Less: discounts (issuance, redemptions)		(1,818,939)
Amortization of discounts		1,818,939
Carrying value		5,154,000
Debt C [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		3,945,020
Less: discounts (issuance, redemptions)		(1,088,223)
Amortization of discounts		1,016,620
Carrying value		3,873,417
Debt D [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		2,000,000
Less: discounts (issuance, redemptions)		(1,864,654)
Amortization of discounts		1,814,814
Carrying value		1,950,160
Debt E [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		1,100,000
Less: discounts (issuance, redemptions)		(550,000)
Amortization of discounts		550,000
Carrying value		1,100,000
Less Related Party Portion		(50,000)
Convertible Notes – A		1,050,000
Debt F [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding		1,932,500
Less: discounts (issuance, redemptions)		(966,250)
Amortization of discounts		415,482
Carrying value		$ 1,381,732